Other information about investments - Profit and loss and balance sheet related to the principal joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investments
Non-current assets	€ 88,202	€ 102,937
Total assets	137,069	146,939
Non-current liabilities	47,987	53,269
Total liabilities	84,282	91,291
Net equity	52,787	55,648	€ 53,644	€ 55,230
Book value of the investment	13,155	14,150	12,630
Revenues and other income	83,629	91,214	94,816
Operating profit (loss)	5,010	5,238	8,257
Finance income (expense)	(819)	(599)	(473)
Income (expense) from investments	1,587	1,850	2,444
Profit (loss) before income taxes	5,778	6,489	10,228
Income taxes	(3,020)	(3,725)	(5,368)
Profit	2,758	2,764	4,860
Other comprehensive income (loss)	(5,775)	2,415	(1,551)
Total other comprehensive income (loss)	(3,017)	5,179	3,309
Profit (loss) attributable to Eni	2,608	2,624	€ 4,771
Azule Energy Holdings Ltd
Disclosure of detailed information about investments
Current assets	3,394	3,181
- of which cash and cash equivalent	507	549
Non-current assets	21,678	23,042
Total assets	25,072	26,223
Current liabilities	4,295	3,505
- of which current financial liabilities	1,744	1,182
Non-current liabilities	9,657	9,796
- of which non-current financial liabilities	4,956	3,297
Total liabilities	13,952	13,301
Net equity	€ 11,120	€ 12,922
Eni's % of the investment	50.00%	50.00%
Goodwill, Group capital gains and perpetual subordinated bonds	€ (926)	€ (1,250)
Book value of the investment	4,634	5,211
Revenues and other income	3,917	4,961
Operating expense	(822)	(1,261)
Other operating profit (loss)	(47)
Depreciation, amortization and impairments	(2,188)	(1,479)
Operating profit (loss)	860	2,221
Finance income (expense)	(268)	(474)
Income (expense) from investments	289	208
Profit (loss) before income taxes	881	1,955
Income taxes	(238)	(751)
Profit	643	1,204
Other comprehensive income (loss)	(1,212)	572
Total other comprehensive income (loss)	(569)	1,776
Profit (loss) attributable to Eni	415	602
Dividends received from the joint venture	386	427
St. Bernard Renewables Llc
Disclosure of detailed information about investments
Current assets	395	313
- of which cash and cash equivalent	23	72
Non-current assets	1,310	1,577
Total assets	1,705	1,890
Current liabilities	116	99
- of which current financial liabilities	116
Non-current liabilities	309	217
- of which non-current financial liabilities	308	215
Total liabilities	425	316
Net equity	€ 1,280	€ 1,574
Eni's % of the investment	50.00%	50.00%
Goodwill, Group capital gains and perpetual subordinated bonds	€ 17	€ 19
Book value of the investment	657	806
Revenues and other income	999	1,220
Operating expense	(961)	(1,134)
Other operating profit (loss)	(75)	(93)
Depreciation, amortization and impairments	(57)	(72)
Operating profit (loss)	(94)	(79)
Finance income (expense)	2	(11)
Income (expense) from investments	(24)
Profit (loss) before income taxes	(116)	(90)
Profit	(116)	(90)
Other comprehensive income (loss)	(182)	99
Total other comprehensive income (loss)	(298)	9
Profit (loss) attributable to Eni	(58)	(45)
E&E Algeria Touat BV
Disclosure of detailed information about investments
Current assets	117	130
- of which cash and cash equivalent	56	55
Non-current assets	1,224	1,497
Total assets	1,341	1,627
Current liabilities	33	54
Non-current liabilities	291	376
Total liabilities	324	430
Net equity	€ 1,017	€ 1,197
Eni's % of the investment	66.00%	54.00%
Book value of the investment	€ 671	€ 646
Revenues and other income	287	290
Operating expense	(90)	(98)
Depreciation, amortization and impairments	(88)	(105)
Operating profit (loss)	109	87
Finance income (expense)	(3)
Profit (loss) before income taxes	106	87
Income taxes	(53)	(13)
Profit	53	74
Other comprehensive income (loss)	(115)	72
Total other comprehensive income (loss)	(62)	146
Profit (loss) attributable to Eni	35	40
Saipem SpA
Disclosure of detailed information about investments
Current assets	9,122	9,675
- of which cash and cash equivalent	1,707	2,158
Non-current assets	5,425	4,844
Total assets	14,547	14,519
Current liabilities	8,393	8,564
- of which current financial liabilities	1,012	796
Non-current liabilities	3,410	3,431
- of which non-current financial liabilities	2,094	2,220
Total liabilities	11,803	11,995
Net equity	€ 2,744	€ 2,524
Eni's % of the investment	21.80%	21.61%
Goodwill, Group capital gains and perpetual subordinated bonds	€ (17)	€ (17)
Book value of the investment	581	528
Revenues and other income	15,508	14,552
Operating expense	(13,792)	(13,224)
Other operating profit (loss)		1
Depreciation, amortization and impairments	(1,037)	(723)
Operating profit (loss)	679	606
Finance income (expense)	(189)	(85)
Income (expense) from investments	28	(25)
Profit (loss) before income taxes	518	496
Income taxes	(207)	(190)
Profit	311	306
Other comprehensive income (loss)	156	(124)
Total other comprehensive income (loss)	467	182
Profit (loss) attributable to Eni	71	75
Dividends received from the joint venture	72
SeaCorridor Srl
Disclosure of detailed information about investments
Current assets	114	134
- of which cash and cash equivalent	80	89
Non-current assets	578	580
Total assets	692	714
Current liabilities	93	126
- of which current financial liabilities	29
Non-current liabilities	140	15
- of which non-current financial liabilities	123	1
Total liabilities	233	141
Net equity	€ 459	€ 573
Eni's % of the investment	50.10%	50.10%
Goodwill, Group capital gains and perpetual subordinated bonds	€ 181	€ 198
Book value of the investment	411	485
Revenues and other income	343	332
Operating expense	(44)	(45)
Depreciation, amortization and impairments	(47)	(44)
Operating profit (loss)	252	243
Finance income (expense)	(1)	6
Income (expense) from investments	28	29
Profit (loss) before income taxes	279	278
Income taxes	(214)	(189)
Profit	65	89
Other comprehensive income (loss)	(24)	11
Total other comprehensive income (loss)	41	100
Profit (loss) attributable to Eni	32	45
Dividends received from the joint venture	€ 95	95
2023 Sol IX Llc
Disclosure of detailed information about investments
Eni's % of the investment	73.62%
Profit		1
Other comprehensive income (loss)	€ (24)	8
Total other comprehensive income (loss)	€ (24)	9
GreenIT SpA
Disclosure of detailed information about investments
Eni's % of the investment	51.00%
Profit	€ 5	4
Other comprehensive income (loss)	(1)	(2)
Total other comprehensive income (loss)	€ 4	2
Mozambique Rovuma Venture SpA
Disclosure of detailed information about investments
Eni's % of the investment	35.71%
Profit	€ 100	47
Other comprehensive income (loss)	(131)	64
Total other comprehensive income (loss)	€ (31)	111
Cardon IV SA
Disclosure of detailed information about investments
Eni's % of the investment	50.00%
Profit	€ 125	(18)
Other comprehensive income (loss)	(87)	47
Total other comprehensive income (loss)	€ 38	29
Vårgrønn AS
Disclosure of detailed information about investments
Eni's % of the investment	65.00%
Profit	€ (54)	(57)
Other comprehensive income (loss)	(42)	26
Total other comprehensive income (loss)	€ (96)	€ (31)